UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3725

Fidelity California Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California Limited Term Tax-Free Bond Fund

May 31, 2018

CSI-QTLY-0718
1.832123.112

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.6%
	Principal Amount	Value
California - 94.3%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2011 A:	$	$
5% 8/1/18	2,645,000	2,659,336
5% 8/1/22	1,655,000	1,809,908
Series 2012 A:
4% 8/1/21	1,200,000	1,277,628
5% 8/1/19	1,200,000	1,244,640
Alameda Corridor Trans. Auth. Rev.:
Series 2004, 0% 10/1/18	1,975,000	1,959,911
Series 2013 A:
5% 10/1/19	1,000,000	1,043,170
5% 10/1/20	1,730,000	1,856,273
5% 10/1/21	2,725,000	2,997,718
Series 2016 A:
4% 10/1/21	1,250,000	1,321,325
4% 10/1/23	850,000	918,468
5% 10/1/22	1,250,000	1,388,150
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 6.25% 8/1/19 (Assured Guaranty Corp. Insured)	440,000	463,219
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	3,000,000	3,006,090
Series B, 2.85%, tender 4/1/25 (a)	7,000,000	7,183,680
Series C, 2.1%, tender 4/1/22 (a)	7,000,000	7,017,850
Series H, 2.125%, tender 4/1/25 (a)	8,000,000	7,802,880
1.875%, tender 4/1/19 (a)	16,250,000	16,265,275
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2010 L, 5% 5/1/21	1,890,000	2,006,594
Series 2011 N, 5% 5/1/19	5,000,000	5,160,450
California Econ. Recovery Series 2009 A:
5% 7/1/18 (Escrowed to Maturity)	415,000	416,174
5% 7/1/18 (Escrowed to Maturity)	1,490,000	1,494,217
5% 7/1/19 (Escrowed to Maturity)	7,300,000	7,574,553
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010, 4% 9/1/18	255,000	256,607
California Gen. Oblig.:
Bonds:
3%, tender 12/1/19 (a)	7,000,000	7,086,310
4%, tender 12/1/21 (a)	4,000,000	4,225,200
Series 2013, 5% 2/1/21	15,000	16,289
Series 2015, 5% 8/1/24	1,795,000	2,103,237
Series 2017:
5% 8/1/23	8,150,000	9,394,261
5% 8/1/24	6,000,000	7,030,320
4% 5/1/23	2,440,000	2,685,025
5% 9/1/21	6,080,000	6,705,997
5% 2/1/22	3,860,000	4,301,121
California Health Facilities Fing. Auth. Bonds:
Series 2009 D, 1.7%, tender 10/18/22 (a)	5,000,000	4,923,000
Series 2016 B1, 1.25%, tender 10/1/20 (a)	9,545,000	9,410,893
Series 2016 B2, 4%, tender 10/1/24 (a)	6,000,000	6,604,500
Series 2016 B3, 2%, tender 10/1/25 (a)	11,745,000	11,369,395
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.) Series 2012 A, 5% 11/15/21	1,450,000	1,583,052
Series 2011 A:
5% 3/1/19	5,010,000	5,130,090
5.25% 3/1/23	310,000	335,184
Series 2011 D:
5% 8/15/19	1,500,000	1,559,835
5% 8/15/20	1,460,000	1,562,784
Series 2011:
5% 8/15/19	2,000,000	2,080,020
5% 8/15/20	2,000,000	2,139,020
Series 2014 A:
5% 10/1/19	1,250,000	1,304,800
5% 10/1/20	1,200,000	1,289,016
5% 10/1/21	500,000	551,060
5% 10/1/22	1,650,000	1,862,108
California Infrastructure and Econ. Dev. Bank Rev. Bonds:
(Los Angeles County Museum of Art Proj.) Series 2017, 1 month U.S. LIBOR + 0.650% 2.038%, tender 2/1/21 (a)(b)	5,000,000	5,011,800
Series 2013 A2, 1 month U.S. LIBOR + 0.500% 1.901%, tender 4/1/19 (a)(b)	10,000,000	10,028,200
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/21	900,000	986,553
5% 6/1/30	2,650,000	3,180,530
California Muni. Fin. Auth. Rev.:
( Biola Univeristy, Inc. Proj.) Series 2017, 5% 10/1/20	305,000	326,109
( Univ. of Verne Proj.) Series 2017 A, 5% 6/1/23	700,000	793,947
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/21	375,000	410,625
5% 10/1/22	795,000	888,420
5% 10/1/23	415,000	471,735
5% 10/1/24	370,000	425,659
(Biola Univeristy, Inc.Proj.) Series 2017, 4% 10/1/19	405,000	416,551
(Channing House Proj.) Series 2017 A, 5% 5/15/26	360,000	431,672
(Channing House Proj.) Series 2017 A:
4% 5/15/28	2,000,000	2,212,120
5% 5/15/24	910,000	1,061,797
5% 5/15/27	350,000	424,760
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/18 (Escrowed to Maturity)	1,645,000	1,649,524
(Institute On Aging Proj.) Series 2017:
5% 8/15/21	225,000	247,858
5% 8/15/23	225,000	259,598
5% 8/15/24	285,000	333,869
5% 8/15/25	985,000	1,173,401
5% 8/15/26	275,000	330,858
(Northbay Healthcare Group Proj.) Series 2013 B, 5% 11/1/19	3,335,000	3,452,425
(Univ. of Verne Proj.) Series 2017 A:
4% 6/1/19	300,000	306,936
5% 6/1/20	200,000	212,182
5% 6/1/21	550,000	597,850
5% 6/1/22	625,000	694,813
5% 6/1/25	1,250,000	1,454,550
Series 2010 A. 5% 7/1/22 (Pre-Refunded to 7/1/20 @ 100)	1,850,000	1,972,748
Series 2017 A:
5% 7/1/24	1,400,000	1,583,456
5% 7/1/25	750,000	856,770
5% 7/1/26	1,000,000	1,150,200
5% 7/1/27	800,000	927,648
Series 2017 B:
5% 7/1/24	1,440,000	1,628,698
5% 1/1/25	1,230,000	1,396,185
5% 7/1/26	500,000	575,100
5% 7/1/27	640,000	742,118
California Muni. Fin. Auth. Solid Waste Rev. Bonds (Republic Svcs., Inc. Proj.) 1.6%, tender 9/1/21 (a)	10,500,000	10,498,425
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 B, 1.85%, tender 8/1/18 (a)	3,500,000	3,500,035
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/21	7,000,000	7,655,970
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	4,760,000	4,904,847
(Riverside Campus Proj.) Series 2012 H, 5% 4/1/21	1,000,000	1,088,890
(Univ. Proj.) Series 2012 D:
4% 9/1/21 (Escrowed to Maturity)	1,000,000	1,072,880
4% 9/1/22 (Escrowed to Maturity)	1,000,000	1,091,150
4% 9/1/23 (Pre-Refunded to 9/1/22 @ 100)	1,000,000	1,091,150
(Various Cap. Projs.):
Series 2011 A, 5% 10/1/21	4,230,000	4,664,844
Series 2012 A:
5% 4/1/20	1,800,000	1,907,928
5% 4/1/24	9,690,000	10,804,350
Series 2012 G:
5% 11/1/21	1,500,000	1,657,440
5% 11/1/25	5,500,000	6,190,360
Series 2014 H, 5% 12/1/18	5,000,000	5,086,900
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/19	2,700,000	2,835,594
5% 12/1/23	9,955,000	10,992,809
Series 2008 F, 5.25% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,153,120
Series 2009 A, 5% 4/1/19 (Escrowed to Maturity)	1,000,000	1,029,410
Series 2009 E, 5% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	15,000	15,435
Series 2014 B:
5% 10/1/21	1,000,000	1,102,800
5% 10/1/22	1,225,000	1,382,474
Series 2014 C:
5% 10/1/21	1,355,000	1,494,294
5% 10/1/22	1,000,000	1,128,550
5% 9/1/20	3,500,000	3,754,485
California State Univ. Rev. Bonds 4%, tender 11/1/23 (a)	5,000,000	5,455,450
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/19	1,000,000	1,028,670
5% 5/15/20	575,000	607,212
5% 5/15/21	825,000	891,297
5% 5/15/22	1,000,000	1,101,310
5% 5/15/23	2,375,000	2,661,401
5% 5/15/24	1,000,000	1,133,210
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5% 11/1/18	500,000	506,715
(Dignity Health Proj.) Series 2008 C, 5.625% 7/1/35	2,595,000	2,603,953
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/24	1,020,000	1,169,063
5% 7/1/25	625,000	723,544
(Viamonte Sr. Living 1 Proj.) Series 2018 B, 3% 7/1/25	6,000,000	6,089,280
Series 2016:
5% 10/1/22	725,000	795,405
5% 10/1/24	2,030,000	2,283,405
5% 10/1/25	1,010,000	1,147,602
Series 2017 A:
3% 11/1/22 (c)	2,000,000	2,003,860
3.5% 11/1/27 (c)	2,635,000	2,634,947
Corona-Norco Unified School District Series 2013 A:
5% 9/1/19	1,225,000	1,273,816
5% 9/1/20	1,285,000	1,372,855
5% 9/1/22	500,000	558,105
Corona-Norco Unified School District Spl. Tax Series 2013:
4% 9/1/18	1,405,000	1,413,514
4% 9/1/20	1,665,000	1,742,456
El Dorado County Gen. Oblig.:
5% 9/1/20	545,000	582,883
5% 9/1/22	1,295,000	1,449,960
El Dorado Irr. Distr. Rev. Series 2016 A:
4% 3/1/20	500,000	520,345
4% 3/1/21	625,000	663,338
5% 3/1/22	500,000	558,015
5% 3/1/23	500,000	571,660
Elk Grove Fin. Auth. Spl. Tax Rev.:
Series 2015:
5% 9/1/22	425,000	474,572
5% 9/1/23	1,000,000	1,138,930
5% 9/1/24	1,000,000	1,154,860
Series 2016:
4% 9/1/21	1,130,000	1,192,907
4% 9/1/23	1,500,000	1,608,330
4% 9/1/25	1,915,000	2,062,015
Elk Grove Unified School Distr. Cert. of Prtn. (Cap. Facilities Proj.) Series 2016:
5% 2/1/19 (Build America Mutual Assurance Insured)	2,515,000	2,572,744
5% 2/1/22 (Build America Mutual Assurance Insured)	2,895,000	3,197,672
5% 2/1/23 (Build America Mutual Assurance Insured)	1,390,000	1,566,641
5% 2/1/24 (Build America Mutual Assurance Insured)	1,460,000	1,675,496
Elsinore Valley Muni. Wtr. District Series 2016 A:
5% 7/1/21	1,375,000	1,510,369
5% 7/1/22	900,000	1,013,787
5% 7/1/23	750,000	864,713
5% 7/1/24	1,000,000	1,174,550
Fullerton School District 5% 8/1/18	500,000	502,920
Gilroy School Facilities Fing. (Gilroy Calif Unified School District Proj.) Series 2013, 4% 8/1/22	40,000	43,476
Golden Empire Schools Fing. Auth. Lease Rev. (Kern High School District Projs.) Series 2018:
4% 5/1/20	1,000,000	1,040,310
5% 5/1/21	6,650,000	7,258,143
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,000,000	3,856,150
Series 2013 A, 5% 6/1/21	5,000,000	5,463,950
Series 2017 A1:
5% 6/1/21	1,000,000	1,080,940
5% 6/1/22	1,000,000	1,100,000
5% 6/1/23	1,000,000	1,115,140
5% 6/1/27	2,000,000	2,313,200
Series A, 0% 6/1/24 (AMBAC Insured)	7,000,000	6,017,550
Indio Pub. Fing. Auth. Lease Rev. Series 2012:
5% 11/1/18	1,135,000	1,150,811
5% 11/1/19	635,000	664,121
5% 11/1/20	670,000	720,297
5% 11/1/21	455,000	500,855
5% 11/1/22	745,000	838,177
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/19	2,000,000	2,057,120
4% 9/2/20	1,000,000	1,044,560
5% 9/2/20	800,000	854,032
5% 9/2/22	750,000	839,798
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/20	500,000	537,160
5% 9/1/21	615,000	678,523
5% 9/1/22	615,000	695,005
5% 9/1/23	1,205,000	1,393,751
Series 2013 A:
5% 9/1/21	1,000,000	1,096,650
5% 9/1/22	2,000,000	2,257,560
5% 9/1/23	1,500,000	1,732,530
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.) 5% 8/1/19	250,000	260,065
Los Angeles Cmnty. College District Series 2016 I:
2% 8/1/22	1,000,000	1,011,990
3% 8/1/23	1,100,000	1,166,407
4% 8/1/24	700,000	785,470
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.):
5% 9/1/20	500,000	536,930
5% 3/1/21	500,000	544,005
5% 9/1/21	1,270,000	1,400,340
5% 3/1/22	1,000,000	1,116,030
(Disney Parking Proj.) 0% 3/1/20	3,205,000	3,100,100
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2013 A, 5% 7/1/18	3,000,000	3,008,220
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2011 A, 5% 7/1/19	5,000,000	5,188,600
Series 2014 B, 5% 7/1/19	450,000	466,974
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/21	5,055,000	5,499,891
Series 2014 A, 5% 5/1/23	475,000	544,887
Series 2014 B, 5% 5/1/23	200,000	229,426
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/19	5,000,000	5,219,850
Los Angeles Wastewtr. Sys. Rev. Series 2013 B, 5% 6/1/22	5,000,000	5,628,000
Modesto Irrigation District Elec. Rev. Series 2011 A, 5% 7/1/18	2,000,000	2,005,420
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/27	1,415,000	1,663,092
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A, 5% 6/1/28	1,490,000	1,739,530
(Montebello Home2 Suites By Hilton Hotel Proj.) Series 2016 A, 5% 6/1/29	1,560,000	1,815,154
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/22	2,300,000	2,079,499
0% 8/1/24	2,700,000	2,306,205
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012, 5% 9/1/19	1,090,000	1,130,962
Oakland St. Bldg. Auth. Lease Rev. Series 2015 A:
5% 12/1/19	3,500,000	3,672,060
5% 12/1/20	8,110,000	8,729,280
Oakland Unified School District Alameda County:
Series 2013:
5% 8/1/18	1,000,000	1,005,730
5% 8/1/19	1,000,000	1,040,260
Series 2015 A:
5% 8/1/23 (FSA Insured)	2,000,000	2,302,160
5% 8/1/24	1,900,000	2,225,071
5% 8/1/24 (FSA Insured)	2,020,000	2,365,602
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/22	3,300,000	3,657,324
Ohlone Cmnty. College District Series 2010, 4% 8/1/18	200,000	200,850
Orange County Trans. Auth. Toll Road Rev. Series 2013, 5% 8/15/20	1,440,000	1,541,376
Palm Springs Fing. Auth. Lease (Downtown Revitalization Proj.) Series 2012 B:
4% 6/1/18	1,345,000	1,345,000
4% 6/1/20	1,560,000	1,633,414
Palo Alto Unified School District Gen. Oblig. Series 2008, 0% 8/1/25	2,180,000	1,839,070
Palomar Health Calif Ctfs. Part Series 2017:
5% 11/1/23	300,000	330,687
5% 11/1/24	300,000	333,810
5% 11/1/25	350,000	392,721
5% 11/1/26	475,000	536,460
Palomar Health Rev. Series 2016:
5% 11/1/25	2,000,000	2,244,120
5% 11/1/26	1,875,000	2,117,606
Pasadena Area Cmnty. College District Gen. Oblig. Series 2009 D, 5% 8/1/18	505,000	507,944
Poway California Redev. Agcy. Successor Series A:
5% 12/15/23	4,330,000	5,029,035
5% 6/15/24	2,440,000	2,855,410
Poway Unified School District Pub. Fing.:
4% 9/1/19	1,000,000	1,022,030
4% 9/1/20	1,170,000	1,214,483
4% 9/15/20	340,000	353,994
4% 9/15/21	325,000	343,619
5% 9/1/21	1,230,000	1,333,123
5% 9/1/22	995,000	1,098,709
5% 9/1/23	1,345,000	1,509,184
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/20 (FSA Insured)	1,175,000	1,260,705
5% 9/1/21 (FSA Insured)	1,000,000	1,101,300
5% 9/1/22 (FSA Insured)	1,400,000	1,577,856
Riverside County Asset Leasing Rev. (Riverside Cap. Proj.) Series 2012 A, 5% 6/1/19	3,655,000	3,776,419
Riverside Swr. Rev. Series 2015 A:
5% 8/1/22	2,160,000	2,425,529
5% 8/1/24	1,500,000	1,748,130
Sacramento City Fing. Auth. Lease Rev.:
Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	675,000	707,015
Series 1993 B, 5.4% 11/1/20	1,540,000	1,613,042
Sacramento County Arpt. Sys. Rev.:
Series 2018 A:
5% 7/1/22	275,000	309,078
5% 7/1/23	430,000	493,971
5% 7/1/24	550,000	642,224
Series 2018 B:
5% 7/1/22	1,000,000	1,123,920
5% 7/1/23	1,000,000	1,148,770
5% 7/1/24	1,000,000	1,167,680
Series 2018 D:
5% 7/1/21	700,000	768,250
5% 7/1/22	300,000	337,680
5% 7/1/23	500,000	574,905
5% 7/1/24	400,000	467,072
Sacramento Muni. Util. District Elec. Rev. Series 2011 X:
5% 8/15/19	1,465,000	1,526,296
5% 8/15/20	5,500,000	5,910,685
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 B, 5.25% 8/1/19	3,285,000	3,420,835
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/21 (FSA Insured)	1,150,000	1,258,756
5% 8/1/22 (FSA Insured)	1,500,000	1,678,665
San Diego Calif Assn Govts Sou (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/21	1,000,000	1,090,270
5% 7/1/22	1,500,000	1,673,370
5% 7/1/24	1,415,000	1,639,122
5% 7/1/26	1,450,000	1,726,399
San Diego Convention Ctr. Expansion Series 2012 A:
5% 4/15/19	3,000,000	3,089,460
5% 4/15/24	6,670,000	7,410,303
San Diego Pub. Facilities Fing. Auth. Lease Rev. Series 2015 B:
5% 10/15/23	1,355,000	1,573,467
5% 10/15/25	1,605,000	1,928,263
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2016, 5% 5/15/21	2,500,000	2,742,975
San Francisco Bldg. Auth. Lease Rev. Series 2015 A, 5% 12/1/20	6,990,000	7,545,076
San Francisco City & County Redev. Agcy. Successor:
(San Francisco Redev. Projs.) Series 2014 C:
5% 8/1/20	1,000,000	1,069,180
5% 8/1/21	1,000,000	1,097,150
5% 8/1/22	175,000	196,513
5% 8/1/18	2,215,000	2,227,648
5% 8/1/18	285,000	286,633
5% 8/1/19	2,050,000	2,130,606
San Jacinto Unified School District:
Series 2014 A, 5% 8/1/22 (FSA Insured)	325,000	363,847
Series 2014:
5% 8/1/20 (FSA Insured)	165,000	176,161
5% 8/1/21 (FSA Insured)	150,000	164,186
5% 8/1/23 (FSA Insured)	400,000	457,048
5% 8/1/24 (FSA Insured)	750,000	870,308
San Jose Fing. Auth. Lease Rev.:
(Civic Ctr. Proj.) Series 2013 A, 5% 6/1/22	1,100,000	1,236,796
Series 2013 A, 4% 6/1/21	1,000,000	1,067,110
San Jose Int'l. Arpt. Rev. Series 2017 B, 3% 3/1/19	1,000,000	1,009,970
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/22	1,850,000	2,091,925
5% 10/1/23	900,000	1,041,138
San Mateo Unified School District (Election of 2000 Proj.) Series B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,055,000	2,572,127
San Mateo-Foster City School District 5% 8/15/20	2,510,000	2,691,222
San Pablo Redev. Agcy. Series 2014 A:
4% 6/15/19 (FSA Insured)	380,000	388,770
5% 6/15/20 (FSA Insured)	1,000,000	1,063,310
5% 6/15/21 (FSA Insured)	500,000	544,970
5% 6/15/22 (FSA Insured)	1,000,000	1,115,200
5% 6/15/23 (FSA Insured)	630,000	716,783
San Ramon Valley Union School District Series 2012, 4% 8/1/20	3,620,000	3,805,887
Santa Monica Pub. Fin. Rev.:
(Santa Monica Calif Proj.) Series 2017, 5% 7/1/22	400,000	450,408
Series 2011 A:
4% 6/1/19	880,000	901,666
4% 6/1/20	770,000	806,236
Santa Rosa Wastewtr. Rev. Series 2016 A:
4% 9/1/20	2,000,000	2,103,880
5% 9/1/21	1,250,000	1,378,288
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/18	1,000,000	1,007,060
5% 8/15/21	750,000	823,980
5% 8/15/22	750,000	836,640
Southern California Pub. Pwr. Auth. Bonds Series 1, 2%, tender 7/1/20 (a)	10,000,000	10,035,600
Southern California Pub. Pwr. Auth. Rev. Bonds (Canyon Pwr. Proj.) Series 2018 A, 2.25%, tender 5/1/21 (a)	9,000,000	9,069,480
Stockton Unified School District Gen. Oblig.:
Series 2011, 5% 7/1/20 (FSA Insured)	1,575,000	1,677,848
5% 7/1/21 (FSA Insured)	1,200,000	1,310,580
5% 7/1/22 (FSA Insured)	1,220,000	1,363,033
Successor Agcy. To The Redev. Agcy. of Pittsburg:
(Los Medanos Cmnty. Dev. Proj. Series 2016, 5% 9/1/21 (FSA Insured)	1,000,000	1,095,330
(Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/18 (FSA Insured)	5,000,000	5,039,100
5% 9/1/19 (FSA Insured)	5,000,000	5,189,150
5% 9/1/21 (FSA Insured)	1,025,000	1,122,713
5% 9/1/22 (FSA Insured)	3,370,000	3,771,805
5% 9/1/23 (FSA Insured)	3,000,000	3,426,390
Sweetwater Union High School District:
5% 9/1/19	1,000,000	1,042,750
5% 9/1/20	1,000,000	1,069,740
Torrance Unified School District Series 2008 Z, 5.25% 8/1/18	1,000,000	1,006,240
Univ. of California Revs. Bonds 1.4%, tender 5/15/21 (a)	6,800,000	6,658,900
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
5% 1/1/22	450,000	486,954
5% 1/1/23	450,000	493,236
5% 1/1/24	1,150,000	1,274,097
5% 1/1/26	500,000	564,050
5% 1/1/28	1,000,000	1,147,420
Vacaville Unified School District:
Series 2014 C:
5% 8/1/19 (Build America Mutual Assurance Insured)	1,255,000	1,305,526
5% 8/1/21 (Build America Mutual Assurance Insured)	1,530,000	1,681,608
Series 2015 A:
4% 8/1/18	845,000	848,608
5% 8/1/19	300,000	312,078
5% 8/1/20	200,000	214,100
Walnut Energy Ctr. Auth. Rev. Series 2014 A:
5% 1/1/20	250,000	262,965
5% 1/1/21	250,000	270,828
5% 1/1/22	350,000	388,990
West Contra Costa Unified School District:
Series 2014 A:
4% 8/1/20	2,715,000	2,849,094
4% 8/1/21	1,355,000	1,447,397
5% 8/1/18	2,630,000	2,645,543
5% 8/1/19	2,325,000	2,420,255
5% 8/1/22	575,000	646,915
5% 8/1/23	1,500,000	1,725,825
Series 2015 B, 5% 8/1/19	1,290,000	1,342,851
5% 8/1/18 (FSA Insured)	1,500,000	1,508,760
5% 8/1/19 (FSA Insured)	1,500,000	1,560,390
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2016 A, 1.5%, tender 10/1/20 (a)	5,500,000	5,443,955
Wiseburn Unified School District Series 2015 B:
5% 8/1/18	2,680,000	2,695,651
5% 8/1/19	2,925,000	3,042,761
5% 8/1/21	1,690,000	1,856,364

TOTAL CALIFORNIA		715,393,817

Guam - 0.3%
Guam Gov't. Ltd. Oblig. Rev. Series 2016 A, 5% 12/1/18	760,000	769,409
Guam Pwr. Auth. Rev. Series 2012 A, 5% 10/1/20 (FSA Insured)	1,500,000	1,592,040

TOTAL GUAM		2,361,449

TOTAL MUNICIPAL BONDS
(Cost $716,505,858)		717,755,266

Municipal Notes - 3.5%
California - 3.5%
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 H, 1% 6/7/18, LOC Wells Fargo Bank NA, VRDN(a)	6,150,000	$6,150,000
(Kaiser Permanente Health Sys. Proj.) Series 2006 C, 0.95% 6/7/18, VRDN (a)	3,000,000	3,000,000
Los Angeles Gen. Oblig. TRAN Series 2017 A, 5% 6/28/18	17,000,000	17,046,740
TOTAL MUNICIPAL NOTES
(Cost $26,193,203)		26,196,740
TOTAL INVESTMENT IN SECURITIES - 98.1%
(Cost $742,699,061)		743,952,006
NET OTHER ASSETS (LIABILITIES) - 1.9%		14,455,874
NET ASSETS - 100%		$758,407,880

Security Type Abbreviations

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,638,807 or 0.6% of net assets.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Income Fund

May 31, 2018

CFL-QTLY-0718
1.802197.114

Schedule of Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount (000s)	Value (000s)
California - 98.6%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 B, 6.25% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	$3,000	$3,164
Series 2012 A:
5% 8/1/24	1,050	1,152
5% 8/1/25	1,245	1,367
5% 8/1/27	300	329
5% 8/1/28	400	439
ABC Unified School District Series 1997 C:
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,780	1,782
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,760	2,301
Alameda Corridor Trans. Auth. Rev.:
Series 2004:
0% 10/1/19	630	608
0% 10/1/19 (Escrowed to Maturity)	7,920	7,755
Series 2013 A:
5% 10/1/24	7,750	8,889
5% 10/1/25	5,245	6,005
Series 2016 B:
5% 10/1/34	2,500	2,807
5% 10/1/35	4,000	4,479
5% 10/1/36	2,250	2,514
5% 10/1/37	2,200	2,458
Alameda County Ctfs. of Prtn. (Santa Rita Jail Proj.) Series 2007 A:
5% 12/1/18 (AMBAC Insured)	2,645	2,652
5% 12/1/20 (AMBAC Insured)	2,810	2,817
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series 1997 A, 6% 9/1/24 (FSA Insured)	1,000	1,158
Series 1997 C:
0% 9/1/19 (FSA Insured)	1,285	1,257
0% 9/1/22 (FSA Insured)	5,150	4,650
Antelope Valley Cmnty. College District:
Series A:
5% 8/1/31	1,325	1,583
5% 8/1/32	1,345	1,601
5% 8/1/33	1,805	2,139
5% 8/1/34	3,000	3,540
5% 8/1/35	4,000	4,706
5% 8/1/39	17,680	20,050
Antioch Unified School District (School Facilities Impt. District #1 Proj.) Series 2008 B, 5.75% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,048
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series 2014 E, 2%, tender 4/1/21 (a)	6,000	6,012
Series B, 2.85%, tender 4/1/25 (a)	7,000	7,184
Series C, 2.1%, tender 4/1/22 (a)	7,000	7,018
Series H, 2.125%, tender 4/1/25 (a)	4,000	3,901
1.875%, tender 4/1/19 (a)	6,250	6,256
Beverly Hills Fin. Auth. Rev. (2007 Rfdg. Proj.) Series A:
5% 6/1/24	3,235	3,619
5% 6/1/25	4,355	4,868
5% 6/1/27	2,755	3,075
5% 6/1/28	3,045	3,396
Cabrillo Unified School District Series A, 0% 8/1/18 (AMBAC Insured)	2,000	1,995
California Dept. of Wtr. Resources Series AI, 5% 12/1/25	2,700	2,982
California Econ. Recovery Series 2009 A, 5% 7/1/19 (Escrowed to Maturity)	1,725	1,790
California Edl. Facilities Auth. Rev.:
(Chapman Univ., CA. Proj.) Series 2017 A, 4% 4/1/47	6,250	6,452
(Loyola Marymount Univ. Proj.) Series 2010 A, 5% 10/1/25	5,860	6,103
(Pomona College Proj.) Series 2005 A, 0% 7/1/38	3,155	1,569
(Santa Clara Univ. Proj.) Series 1999, 5.25% 9/1/26 (AMBAC Insured)	7,910	9,309
(Santa Clara Univ., CA. Proj.) Series 2017 C:
5% 4/1/30	650	791
5% 4/1/31	890	1,078
5% 4/1/33	1,245	1,498
Series 2009, 5% 1/1/39 (Pre-Refunded to 1/1/19 @ 100)	2,700	2,756
California Enterprise Dev. Auth. (The Thacher School Proj.) Series 2010:
4% 9/1/20	860	884
4% 9/1/21	1,000	1,027
4% 9/1/22	740	759
4% 9/1/23	1,080	1,107
4% 9/1/24	1,125	1,151
5% 9/1/19	400	417
5% 9/1/39	5,000	5,174
California Gen. Oblig.:
Series 2007:
5% 8/1/22	5	5
5.625% 5/1/20	85	85
5.625% 5/1/26	120	120
5.75% 5/1/30	90	90
Series 2009:
6% 4/1/38	625	647
6% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	340	353
6.5% 4/1/33	5,315	5,526
6.5% 4/1/33 (Pre-Refunded to 4/1/19 @ 100)	6,335	6,596
Series 2017, 5% 8/1/33	4,615	5,508
4.5% 8/1/30	35	35
5% 10/1/22	1,355	1,415
5% 10/1/26	6,065	7,086
5% 10/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10	10
5.25% 4/1/27	5	5
5.25% 4/1/29	5	5
5.25% 12/1/33	105	105
5.25% 4/1/35	3,500	3,879
5.5% 4/1/28	5	5
5.5% 4/1/30	25	25
5.5% 11/1/34	2,535	2,672
5.5% 11/1/39	1,810	1,906
6% 3/1/33	16,330	17,529
California Health Facilities Fing. Auth.:
(Lucile Salter Packrd Chil Hosp. Proj.) Series 2017 A, 5% 11/15/42	1,250	1,447
(Stanford Health Proj.) Series 2017 A:
5% 11/15/35	5,000	5,908
5% 11/15/36	5,000	5,880
5% 11/15/37	3,000	3,517
Bonds Series 2016 B3, 2%, tender 10/1/25 (a)	8,190	7,928
Series 2017 A, 5% 11/15/32	1,400	1,662
Series 2018 A, 5% 11/15/27	500	610
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2009 E, 5.625% 7/1/25	11,000	11,424
(Children's Hosp. of Orange County Proj.) Series 2012 A:
5% 11/15/22	2,500	2,783
5% 11/15/23	2,000	2,230
(Providence Health and Svcs. Proj.):
Series 2009 B, 5.5% 10/1/39	2,000	2,096
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	90	91
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	3,000	3,144
Series 2008 A3, 5.5% 11/15/40 (Pre-Refunded to 11/15/21 @ 100)	3,090	3,483
Series 2011 A, 5% 3/1/20	3,250	3,423
Series 2011 D:
5% 8/15/22	900	990
5% 8/15/23	700	769
5% 8/15/25	2,000	2,194
California Infrastructure & Econ. Dev. Bank Rev. (Performing Arts Ctr. of Los Angeles County Proj.) Series 2007:
5% 12/1/27	1,080	1,083
5% 12/1/32	1,000	1,003
5% 12/1/42	2,185	2,191
California Muni. Fin. Auth. (Orange County Civic Ctr. Infrastructure Impt. Prog.) Series 2017 A:
5% 6/1/32	2,750	3,271
5% 6/1/33	2,320	2,748
5% 6/1/34	5,290	6,237
5% 6/1/35	5,110	6,007
5% 6/1/36	5,830	6,833
5% 6/1/37	3,000	3,514
California Muni. Fin. Auth. Rev.:
(Biola Univeristy, Inc. Proj.) Series 2017:
5% 10/1/25	305	355
5% 10/1/28	1,090	1,283
5% 10/1/30	1,000	1,170
5% 10/1/32	1,000	1,163
5% 10/1/34	2,125	2,455
(Biola Univeristy, Inc.Proj.) Series 2017, 5% 10/1/26	715	837
(Channing House Proj.) Series 2017 A, 4% 5/15/32	1,000	1,073
(Channing House Proj.) Series 2017 A:
4% 5/15/29	2,000	2,192
4% 5/15/30	1,575	1,700
4% 5/15/31	2,150	2,314
5% 5/15/33	895	1,044
5% 5/15/34	1,000	1,161
(Eisenhower Med. Ctr. Proj.) Series 2010 A, 5% 7/1/19 (Escrowed to Maturity)	300	311
(Institute On Aging Proj.) Series 2017:
5% 8/15/27	230	280
5% 8/15/29	245	292
5% 8/15/30	225	266
5% 8/15/33	750	878
5% 8/15/36	1,435	1,660
(Pomona College Proj.) Series 2017:
4% 1/1/37	1,250	1,336
4% 1/1/38	1,500	1,602
5% 1/1/32	1,000	1,213
5% 1/1/33	500	604
(Univ. of Verne Proj.) Series 2017 A, 5% 6/1/32	1,000	1,163
(Univ. of Verne Proj.) Series 2017 A:
5% 6/1/27	1,000	1,183
5% 6/1/28	1,000	1,182
5% 6/1/30	1,000	1,173
5% 6/1/33	1,000	1,157
5% 6/1/35	1,000	1,147
(Univ. of Verne) Series 2017 A, 5% 6/1/43	3,750	4,258
Series 2016 A, 5% 11/1/36 (b)	1,000	1,081
Series 2017 A:
5% 7/1/27	900	1,044
5% 7/1/29	575	659
5% 7/1/31	1,000	1,140
5% 7/1/32	1,400	1,590
5% 7/1/33	1,000	1,132
5% 7/1/34	1,395	1,573
5% 7/1/35	1,500	1,684
5% 7/1/36	1,500	1,679
5% 7/1/37	1,250	1,396
Series 2017 B:
5% 7/1/28	1,250	1,442
5% 7/1/29	1,300	1,490
5% 7/1/30	750	857
5% 7/1/31	800	912
5% 7/1/32	1,385	1,573
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(U.S.A. Waste Svcs., Inc. Proj.) Series 1998 A, 1.5% 6/1/18 (c)	1,920	1,920
Bonds (Waste Mgmt., Inc. Proj.) Series 2002 C, 3.25%, tender 6/3/24 (a)(c)	7,500	7,664
California Pub. Fin. Auth. Univ. H (Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (b)	800	885
5% 7/1/32 (b)	1,065	1,161
5% 7/1/37 (b)	2,220	2,386
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/29	7,000	7,890
(Dept. of Corrections & Rehab. Proj.) Series 2011 C:
5% 10/1/27	9,530	10,445
5.25% 10/1/24	4,170	4,617
5.25% 10/1/25	2,875	3,182
5.75% 10/1/31	4,000	4,461
(Dept. of Corrections State Prison Proj.) Series A, 5% 12/1/19 (AMBAC Insured)	1,840	1,896
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34 (Pre-Refunded to 4/1/19 @ 100)	5,900	6,134
(Univ. Proj.) Series 2012 D:
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,700	1,924
5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	1,865	2,111
(Various Cap. Projs.):
Series 2012 A:
5% 4/1/24	1,000	1,115
5% 4/1/25	5,300	5,895
Series 2012 G, 5% 11/1/25	2,500	2,814
Series 2016 D, 4% 4/1/33	1,660	1,769
(Various Judicial Council Projs.) Series 2011 D:
5% 12/1/22	3,000	3,318
5% 12/1/23	2,800	3,092
Series 2009 I, 6.25% 11/1/21 (Pre-Refunded to 11/1/19 @ 100)	2,000	2,132
California Statewide Cmntys. Dev. Auth. Series 2016:
5% 5/15/34	1,250	1,410
5% 5/15/35	4,725	5,318
5% 5/15/40	2,250	2,517
California Statewide Cmntys. Dev. Auth. Rev.:
(Cottage Health Sys. Obligated Group Proj.) Series 2010, 5.25% 11/1/30	3,000	3,213
(Enloe Health Sys. Proj.) Series 2008 B, 5% 8/15/19 (Pre-Refunded to 8/15/18 @ 100)	50	50
(Huntington Memorial Hosp. Proj.) Series 2018:
5% 7/1/27	245	288
5% 7/1/28	660	782
5% 7/1/29	695	818
5% 7/1/30	730	856
5% 7/1/31	765	895
5% 7/1/32	805	939
5% 7/1/33	845	981
5% 7/1/34	885	1,024
5% 7/1/35	925	1,067
5% 7/1/36	500	574
5% 7/1/37	650	745
5% 7/1/38	500	572
5% 7/1/43	1,250	1,426
5% 7/1/48	9,000	10,228
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42 (Pre-Refunded to 8/15/20 @ 100)	2,120	2,318
(Viamonte Sr. Living 1 Proj.) Series 2018 B:
3% 7/1/26	5,000	5,061
3% 7/1/27	3,000	3,032
Series 2016:
5% 10/1/26	1,125	1,287
5% 10/1/27	2,360	2,700
5% 10/1/28	1,230	1,402
5% 10/1/29	675	766
5% 10/1/30	1,100	1,245
5% 10/1/33	1,850	2,073
Series 2017 A:
5% 11/1/32 (b)	1,135	1,250
5% 11/1/41 (b)	1,875	2,027
5.375% 6/1/26 (Pre-Refunded to 6/1/21 @ 100)	2,520	2,788
6% 6/1/33 (Pre-Refunded to 6/1/21 @ 100)	3,020	3,396
Carlsbad Unified School District:
Series 2009 B:
0% 5/1/19	1,000	986
0% 5/1/34 (Pre-Refunded to 5/1/24 @ 100) (d)	5,300	6,129
Series 2017 A:
4% 5/1/31	1,500	1,643
4% 5/1/32	1,150	1,256
4% 5/1/33	1,375	1,494
4% 5/1/34	1,375	1,483
Chaffey Unified High School District Series 2017 C, 5.25% 8/1/47	6,000	7,093
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co. Proj.) Series B, 5.875% 2/15/34	5,000	5,193
Contra Costa Trans. Auth. Sales Tax Rev. Series 2012 B:
5% 3/1/23 (Pre-Refunded to 3/1/20 @ 100)	1,500	1,588
5% 3/1/25 (Pre-Refunded to 3/1/20 @ 100)	2,000	2,117
Corona-Norco Unified School District Series 2013 A:
5% 9/1/25	645	725
5% 9/1/28	1,250	1,393
5% 9/1/32	1,125	1,247
5% 9/1/35	585	646
Ctr. Unified School District Series 1997 C:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,992
0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,010	1,925
Desert Sands Unified School District Series 2013 B:
5% 6/1/27	2,000	2,283
5% 6/1/28	2,000	2,280
5% 6/1/29	1,650	1,878
5% 6/1/30	2,500	2,842
5% 6/1/31	1,750	1,988
East Bay Muni. Util. District Wastewtr. Sys. Rev. Series 2017 A, 5% 6/1/32	2,000	2,427
El Camino Hosp. District Series 2006:
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,097
0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,435	1,805
0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,030	3,580
El Dorado County Gen. Oblig. 5% 9/1/23	1,360	1,513
El Dorado Irr. Distr. Rev. Series 2016 C, 5% 3/1/36	330	381
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2016 B, 5% 3/1/28	3,125	3,696
Elk Grove Fin. Auth. Spl. Tax Rev.:
(Elk Grove Cfd Laguna Ridge Proj.) Series 2016, 5% 9/1/41	4,500	4,956
Series 2015:
5% 9/1/27	1,940	2,252
5% 9/1/28	4,125	4,769
5% 9/1/29	4,325	4,984
5% 9/1/30 (Build America Mutual Assurance Insured)	1,135	1,303
5% 9/1/31 (Build America Mutual Assurance Insured)	1,750	2,002
5% 9/1/32 (Build America Mutual Assurance Insured)	1,615	1,841
Series 2016:
5% 9/1/27	1,875	2,141
5% 9/1/28	1,500	1,703
5% 9/1/29	2,000	2,256
5% 9/1/30	1,720	1,932
5% 9/1/31	2,500	2,799
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	4,526
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 2002 A:
0% 10/1/24 (AMBAC Insured)	1,665	1,395
0% 10/1/25 (AMBAC Insured)	1,665	1,342
Encinitas Union School District Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	941
Escondido Union High School District Series 2008 A:
0% 8/1/33 (Assured Guaranty Corp. Insured)	5,655	3,423
0% 8/1/34 (Assured Guaranty Corp. Insured)	3,500	2,007
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	1,257
Foothill-De Anza Cmnty. College District:
Series 1999 A:
0% 8/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	5,267
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,425	6,193
Series 1999 B, 0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,359
Gilroy School Facilities Fing. Series 2013 A, 5% 8/1/46	9,000	9,999
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A, 0% 6/1/27 (AMBAC Insured)	5,390	4,157
Series 2013 A, 5% 6/1/30	6,000	6,709
Series 2015 A, 5% 6/1/33	2,305	2,623
Series 2017 A1:
5% 6/1/21	2,000	2,162
5% 6/1/22	2,000	2,200
5% 6/1/23	2,000	2,230
5% 6/1/24	3,000	3,386
5% 6/1/25	3,000	3,419
5% 6/1/26	3,000	3,444
5% 6/1/27	5,760	6,662
5% 6/1/28	7,500	8,617
Series A, 0% 6/1/24 (AMBAC Insured)	8,030	6,903
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,750	2,743
Irvine Reassessment District 12-1 Ltd. Oblig.:
4% 9/2/21	1,750	1,857
5% 9/2/23	1,000	1,118
5% 9/2/24	825	934
5% 9/2/25	500	554
5% 9/2/26	800	895
La Quinta Redev. Agcy.:
(La Quinta Redev. Proj. Areas No. 1 and 2) Series 2014 A:
5% 9/1/24	1,200	1,409
5% 9/1/25	1,700	1,978
5% 9/1/26	1,860	2,157
5% 9/1/27	1,725	1,998
5% 9/1/28	1,000	1,155
5% 9/1/29	1,250	1,440
Series 2013 A:
5% 9/1/24	3,830	4,374
5% 9/1/25	4,085	4,646
5% 9/1/26	4,105	4,619
Ladera Ranch Cmnty. Facilities District 2004-1 Series 2014 A:
5% 8/15/27	1,765	1,930
5% 8/15/28	1,960	2,139
5% 8/15/29	4,225	4,598
5% 8/15/30	4,555	4,950
Laguna Beach Unified School District Gen. Oblig. (Election of 2001 Proj.):
5% 8/1/21	405	433
5% 8/1/22	450	480
5% 8/1/23	485	518
5% 8/1/24	1,000	1,068
5% 8/1/26	1,370	1,461
5% 8/1/28	760	810
Long Beach Bond Fin. Auth. Lease Series 2012 A:
5% 8/1/24	1,000	1,117
5% 8/1/25	1,000	1,114
5% 8/1/26	1,000	1,109
5% 8/1/27	1,000	1,106
5% 8/1/28	1,000	1,103
5% 8/1/29	1,000	1,102
5% 8/1/30	1,000	1,099
5% 8/1/31	1,000	1,097
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5.25% 11/15/21	3,790	4,157
Long Beach Cmnty. College:
0% 6/1/28 (Escrowed to Maturity)	530	398
0% 6/1/28 (FSA Insured)	2,995	2,218
0% 6/1/31 (Escrowed to Maturity)	1,465	994
0% 6/1/31 (FSA Insured)	8,285	5,457
Long Beach Hbr. Rev.:
Series 2010 B, 5% 5/15/22	2,735	2,905
Series 2017 A:
5% 5/15/26 (c)	1,110	1,303
5% 5/15/27 (c)	2,000	2,376
5% 5/15/28 (c)	3,390	4,003
5% 5/15/29 (c)	1,350	1,588
5% 5/15/30 (c)	1,300	1,525
5% 5/15/31 (c)	1,200	1,404
5% 5/15/32 (c)	1,760	2,052
5% 5/15/33 (c)	1,350	1,569
5% 5/15/34 (c)	1,650	1,910
5% 5/15/35 (c)	2,500	2,886
5% 5/15/36 (c)	3,000	3,452
5% 5/15/37 (c)	2,755	3,168
Long Beach Unified School District Series 2009:
5.25% 8/1/33	410	427
5.75% 8/1/33	170	178
5.75% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	2,630	2,757
Los Angeles Cmnty. College District:
Series 2008 A, 6% 8/1/33 (Pre-Refunded to 8/1/19 @ 100)	10,025	10,544
Series 2009 A, 5.5% 8/1/29 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,046
Series 2010 C, 5.25% 8/1/39 (Pre-Refunded to 8/1/20 @ 100)	1,300	1,400
Series 2015 A, 5% 8/1/29	7,000	8,145
Series 2017 J, 4% 8/1/33	2,500	2,741
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005, 5% 9/1/21 (AMBAC Insured)	2,805	2,813
Los Angeles County Ctfs. of Prtn.:
(Disney Concert Hall Parking Garage Proj.) 5% 3/1/23	1,600	1,829
(Disney Parking Proj.):
0% 3/1/19	3,200	3,161
0% 3/1/20	1,000	967
Los Angeles County Reg'l. Fin. Auth. (MonteCedro, Inc. Proj.) Series 2014 A, 5% 11/15/44	2,250	2,475
Los Angeles Dept. Arpt. Rev.:
Series 2015 A:
5% 5/15/21 (c)	1,000	1,088
5% 5/15/24 (c)	795	915
5% 5/15/25 (c)	2,250	2,622
5% 5/15/26 (c)	1,705	1,976
5% 5/15/27 (c)	1,250	1,440
5% 5/15/28 (c)	1,250	1,435
5% 5/15/29 (c)	1,575	1,802
5% 5/15/30 (c)	1,400	1,596
Series 2015 D:
5% 5/15/28 (c)	1,950	2,239
5% 5/15/29 (c)	2,550	2,917
5% 5/15/30 (c)	2,000	2,280
5% 5/15/31 (c)	2,540	2,885
5% 5/15/41 (c)	3,240	3,616
Series 2016 A:
5% 5/15/29 (c)	2,500	2,886
5% 5/15/30 (c)	2,500	2,880
5% 5/15/31 (c)	3,000	3,447
5% 5/15/32 (c)	3,700	4,239
5% 5/15/33 (c)	2,000	2,287
5% 5/15/35 (c)	2,000	2,273
5% 5/15/42 (c)	7,500	8,463
Series 2016 B:
5% 5/15/22 (c)	1,000	1,108
5% 5/15/26 (c)	1,600	1,870
5% 5/15/27 (c)	1,000	1,162
5% 5/15/36 (c)	3,600	4,084
5% 5/15/41 (c)	3,750	4,234
Series 2017 B:
5% 5/15/23 (c)	1,000	1,130
5% 5/15/24 (c)	1,500	1,719
5% 5/15/25 (c)	1,750	2,030
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 4.75% 10/15/20 (Escrowed to Maturity)	95	95
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2015 A:
5% 7/1/28	3,400	3,982
5% 7/1/30	19,905	23,193
Series 2016 B, 5% 7/1/42	4,595	5,291
Los Angeles Hbr. Dept. Rev.:
Series 2016 A, 5% 8/1/24 (c)	1,500	1,727
7.6% 10/1/18 (Escrowed to Maturity)	1,565	1,596
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 C, 5% 3/1/26	3,000	3,313
Series 2014 A:
5% 5/1/24	325	380
5% 5/1/25	540	628
5% 5/1/29	500	572
5% 5/1/30	1,000	1,140
5% 5/1/31	1,555	1,769
Series 2014 B:
5% 5/1/24	200	234
5% 5/1/25	225	262
5% 5/1/29	500	572
5% 5/1/30	400	456
5% 5/1/31	400	455
Series 2016 A:
5% 11/1/21	2,500	2,768
5% 11/1/22	2,500	2,833
Series 2016 B, 5% 11/1/36	1,500	1,753
Los Angeles Wastewtr. Sys. Rev.:
Series 2009 A, 5.75% 6/1/34 (Pre-Refunded to 6/1/19 @ 100)	4,455	4,643
Series 2012 B, 5% 6/1/28	4,800	5,348
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity)	650	682
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,425	3,606
Malibu Gen. Oblig. Ctfs. of Prtn. (City Hall Proj.) Series A:
5% 7/1/32 (Pre-Refunded to 7/1/19 @ 100)	500	519
5% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	4,095	4,249
Merced Union High School District Series A, 0% 8/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100	1,001
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,876
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,319
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	1,750	1,824
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,135	1,185
Monrovia Unified School District Series B, 0% 8/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	1,458
Montebello Pub. Fing. Auth.:
(Montebello Home2 Suites by Hilton Hotel Proj.) Series 2016 A:
5% 6/1/30	1,640	1,898
5% 6/1/31	500	576
5% 6/1/32	500	574
5% 6/1/33	1,800	2,055
5% 6/1/35	1,895	2,147
5% 6/1/36	2,000	2,260
5% 6/1/41	6,155	6,917
(Montebello Home2 Suties by HIlton Hotel Proj.) Series 2016 A, 5% 6/1/34	1,345	1,528
Moreland School District Series 2003 B, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,485	1,116
Muroc Jt Unified School District Series 2016 B, 5.25% 8/1/47	4,375	5,202
Murrieta Pub. Fing. Auth. Spl. Tax Series 2012:
5% 9/1/23	1,650	1,827
5% 9/1/25	1,000	1,094
5% 9/1/26	1,155	1,255
Murrieta Valley Unified School District:
Series 2008, 0% 9/1/32 (FSA Insured)	5,000	3,072
Series 2015:
4% 9/1/24 (FSA Insured)	330	365
5% 9/1/25 (FSA Insured)	680	791
5% 9/1/26 (FSA Insured)	500	578
5% 9/1/26 (FSA Insured)	1,500	1,735
5% 9/1/27 (FSA Insured)	455	523
North City West School Facilities Fing. Auth. Spl. Tax Series 2005 B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,770
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 1986 A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100)	3,390	3,766
Northern California Transmission Agcy. Rev.:
5% 5/1/36	2,390	2,741
5% 5/1/37	3,500	4,011
5% 5/1/38	1,500	1,718
5% 5/1/39	1,500	1,715
Norwalk-Mirada Unified School District Series 2009 D, 0% 8/1/33 (FSA Insured)	5,700	3,344
Oakland Gen. Oblig.:
Series 2012, 5% 1/15/25	3,460	3,731
Series 2015 A:
5% 1/15/28	1,225	1,430
5% 1/15/29	1,650	1,914
5% 1/15/30	1,665	1,924
5% 1/15/31	1,520	1,751
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.) Series 1993 A, 5% 9/1/21 (Escrowed to Maturity)	550	576
Oakland Unified School District Alameda County:
Series 2009 A:
6.5% 8/1/23 (Pre-Refunded to 8/1/19 @ 100)	2,810	2,968
6.5% 8/1/24 (Pre-Refunded to 8/1/19 @ 100)	1,220	1,289
Series 2013:
6.25% 8/1/30 (Pre-Refunded to 8/1/21 @ 100)	1,500	1,707
6.625% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,741
Series 2015 A:
5% 8/1/30	1,250	1,463
5% 8/1/30 (FSA Insured)	1,570	1,837
5% 8/1/40	3,500	3,974
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A:
5% 2/1/22	2,935	3,253
5% 2/1/23	5,000	5,547
Oceanside Unified School District Series A, 0% 8/1/31 (Assured Guaranty Corp. Insured)	5,000	3,217
Orange County San District Waste Series 2016 A:
5% 2/1/35	5,490	6,404
5% 2/1/36	6,630	7,698
Palomar Health Rev.:
Series 2016, 5% 11/1/36	12,970	14,110
Series 2017, 5% 11/1/42	3,000	3,245
Palomar Pomerado Health Series 2004 A, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,870	3,756
Placer County Union High School District Series A:
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,924
0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	938
Pomona Calif Wtsw Rev. (Wtr. Facilities Proj.) Series 2017, 4% 5/1/37	4,335	4,581
Port of Oakland Rev.:
Series 2011 O, 5% 5/1/22 (c)	4,500	4,866
Series 2012 P:
5% 5/1/22 (c)	4,000	4,436
5% 5/1/24 (c)	2,820	3,110
Series 2017 D:
5% 11/1/23 (c)	9,245	10,517
5% 11/1/24 (c)	6,100	7,033
5% 11/1/25 (c)	2,585	3,016
5% 11/1/26 (c)	2,285	2,689
5% 11/1/27 (c)	4,000	4,752
5% 11/1/28 (c)	4,925	5,820
5% 11/1/29 (c)	4,200	4,937
Poway California Redev. Agcy. Successor Series A:
5% 6/15/27	2,385	2,873
5% 6/15/28	2,190	2,597
5% 12/15/28	2,200	2,605
5% 12/15/29	4,825	5,695
5% 12/15/30	3,500	4,251
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	12,800	7,919
Series 2011, 0% 8/1/46	10,150	3,209
Series B:
0% 8/1/33	4,840	2,856
0% 8/1/35	9,000	4,838
0% 8/1/37	6,325	3,110
0% 8/1/41	5,130	2,112
Poway Unified School District Pub. Fing.:
5% 9/15/26	935	1,046
5% 9/1/30	1,500	1,666
5% 9/1/31	1,265	1,400
5% 9/1/32	1,795	1,978
5% 9/1/33	2,745	3,015
5% 9/1/34	1,230	1,348
5% 9/1/35	1,585	1,734
5% 9/1/36	3,400	3,714
Rancho Cucamonga Redev. Agcy. (Rancho Redev. Proj.):
5% 9/1/25 (FSA Insured)	1,740	2,028
5% 9/1/26 (FSA Insured)	1,350	1,572
5% 9/1/27 (FSA Insured)	1,700	1,971
5% 9/1/28 (FSA Insured)	1,700	1,960
5% 9/1/29 (FSA Insured)	1,850	2,127
Redwood City Elementary School District Series 1997, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,825	4,635
Riverside County Trans. Commission Toll Rev. Series 2013 A:
5.75% 6/1/44	2,500	2,776
5.75% 6/1/48	5,000	5,543
Riverside Swr. Rev. Series 2015 A:
5% 8/1/26	1,710	2,013
5% 8/1/27	1,725	2,023
5% 8/1/28	1,935	2,261
5% 8/1/29	2,330	2,711
Rocklin Unified School District Series 2002:
0% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,610	2,311
0% 8/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,370	5,493
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,725	5,605
0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,365	4,293
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,500	4,993
Roseville City School District Series 2002 A:
0% 8/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,426
0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,444
Sacramento City Fing. Auth. Lease Rev. Series 1993 A, 5.4% 11/1/20 (AMBAC Insured)	1,075	1,126
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,000	4,575
Sacramento County Arpt. Sys. Rev.:
Series 2016 B:
5% 7/1/35	790	909
5% 7/1/36	2,000	2,293
5% 7/1/41	6,430	7,336
Series 2018 C:
5% 7/1/34 (c)	4,000	4,653
5% 7/1/35 (c)	5,000	5,798
5% 7/1/36 (c)	7,500	8,683
Series 2018 E:
5% 7/1/33	1,300	1,546
5% 7/1/34	1,000	1,185
5% 7/1/35	1,000	1,181
Sacramento Muni. Util. District Elec. Rev.:
Series 2012 Y, 5% 8/15/27	2,800	3,151
Series 2013 A, 5% 8/15/41	2,810	3,140
Series 2016 D, 5% 8/15/28	2,500	3,123
San Bernardino County Ctfs. of Prtn.:
(Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	3,000	3,117
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity)	8,300	9,897
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22	10,000	11,225
San Bernardino Unified School District Gen. Oblig. Series 2013 A:
5% 8/1/23 (FSA Insured)	1,100	1,256
5% 8/1/24 (FSA Insured)	1,250	1,424
5% 8/1/25 (FSA Insured)	2,000	2,272
5% 8/1/27 (FSA Insured)	2,000	2,259
San Diego Calif Assn Govts Sou (South Bay Expressway Proj.) Series 2017 A:
5% 7/1/29	1,650	1,974
5% 7/1/31	2,000	2,375
5% 7/1/33	1,735	2,045
5% 7/1/34	1,380	1,621
5% 7/1/35	1,500	1,756
5% 7/1/36	1,980	2,311
5% 7/1/38	2,000	2,331
5% 7/1/42	5,000	5,798
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	3,300	3,666
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
(Sub Lien Proj.):
Series 2017 B:
5% 7/1/22 (c)	500	555
5% 7/1/23 (c)	280	317
5% 7/1/24 (c)	1,000	1,148
5% 7/1/25 (c)	515	597
5% 7/1/27 (c)	500	591
5% 7/1/28 (c)	1,000	1,176
5% 7/1/29 (c)	1,725	2,018
5% 7/1/30 (c)	2,915	3,400
5% 7/1/31 (c)	1,250	1,454
5% 7/1/32 (c)	1,300	1,507
5% 7/1/33 (c)	530	612
5% 7/1/34 (c)	1,000	1,152
5% 7/1/36 (c)	1,500	1,716
5% 7/1/37 (c)	750	856
5% 7/1/47 (c)	5,250	5,954
Series A, 5% 7/1/26 (c)	400	468
Series 2013 B, 5% 7/1/38 (c)	7,000	7,672
Series 2017 B, 5% 7/1/21 (c)	300	326
Series 2017A, 5% 7/1/42	5,810	6,727
San Diego Pub. Facilities Fing. Auth. Lease Rev.:
(Cap. Impt. Proj.) Series 2012 A, 5% 4/15/23	1,710	1,915
Series 2015 A, 5% 10/15/44	4,005	4,548
Series 2016:
5% 10/15/29	2,000	2,355
5% 10/15/30	1,000	1,172
5% 10/15/31	650	761
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
Series 2009 B, 5.75% 8/1/35 (Pre-Refunded to 8/1/19 @ 100)	3,455	3,624
Series 2016 B, 5% 8/1/39	3,520	4,090
San Diego Unified School District:
(Convention Ctr. Proj.) Series 2012, 0% 7/1/45	4,770	1,717
Series 2008 C:
0% 7/1/37	1,300	650
0% 7/1/47	4,000	1,320
Series 2008 E, 0% 7/1/47 (d)	8,700	6,031
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 32F, 5.25% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,582
Series 2014 A:
5% 5/1/40 (c)	1,865	2,060
5% 5/1/44 (c)	8,390	9,249
Series 2016 B:
5% 5/1/41 (c)	11,695	13,260
5% 5/1/46 (c)	21,000	23,673
Series 2017 A, 5% 5/1/42 (c)	3,000	3,431
5% 5/1/28	2,280	2,688
5% 5/1/29	1,225	1,436
5% 5/1/30	330	386
5% 5/1/32	1,000	1,165
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev. (San Francisco Redev. Projs.) Series 2009 B:
6.125% 8/1/28 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,053
6.625% 8/1/39 (Pre-Refunded to 8/1/19 @ 100)	1,000	1,058
San Francisco City & County Redev. Spl. Tax (Mission Bay South Pub. Impt. Proj.) Series 2013 A:
5% 8/1/23	1,000	1,101
5% 8/1/24	750	825
San Jacinto Unified School District Series 2014:
5% 8/1/25 (FSA Insured)	875	1,010
5% 8/1/26 (FSA Insured)	1,055	1,214
5% 8/1/27 (FSA Insured)	1,250	1,433
5% 8/1/28 (FSA Insured)	1,250	1,428
5% 8/1/29 (FSA Insured)	3,150	3,587
5% 8/1/30 (FSA Insured)	4,070	4,620
5% 8/1/31 (FSA Insured)	650	737
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series 1993, 0% 1/1/27 (Escrowed to Maturity)	4,000	3,189
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/25	3,500	3,995
5% 6/1/26	3,000	3,416
San Jose Int'l. Arpt. Rev.:
Series 2014 A:
5% 3/1/19 (c)	500	512
5% 3/1/20 (c)	3,500	3,679
5% 3/1/21 (c)	2,750	2,966
Series 2017 A:
5% 3/1/20 (c)	6,370	6,695
5% 3/1/21 (c)	2,750	2,966
5% 3/1/22 (c)	1,750	1,929
5% 3/1/27 (c)	2,480	2,911
5% 3/1/31 (c)	1,100	1,274
5% 3/1/32 (c)	850	981
5% 3/1/33 (c)	1,095	1,260
5% 3/1/34 (c)	1,250	1,433
5% 3/1/35 (c)	3,460	3,954
5% 3/1/36 (c)	2,250	2,564
5% 3/1/37 (c)	2,250	2,560
5% 3/1/41 (c)	10,235	11,593
Series 2017 B:
5% 3/1/29	200	236
5% 3/1/30	250	294
5% 3/1/32	235	275
5% 3/1/33	250	292
5% 3/1/34	500	582
5% 3/1/37	3,000	3,471
San Marcos Redev. Agcy. Successor Series 2015 A:
5% 10/1/27	1,650	1,938
5% 10/1/29	675	788
5% 10/1/30	2,000	2,327
5% 10/1/31	2,310	2,671
San Marcos Unified School District:
Series 2010 A, 5% 8/1/38 (Pre-Refunded to 8/1/21 @ 100)	5,000	5,508
Series 2010 B, 0% 8/1/47	9,000	2,809
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,989
San Mateo County Joint Powers Fing. Auth. (Cap. Projs.) Series 2009 A, 5.25% 7/15/24	5,280	5,569
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,791
0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,490	1,254
0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,218
San Pablo Redev. Agcy. Series 2014 A:
5% 6/15/25 (FSA Insured)	825	945
5% 6/15/26 (FSA Insured)	860	983
5% 6/15/27 (FSA Insured)	1,770	2,010
5% 6/15/28 (FSA Insured)	1,865	2,106
5% 6/15/29 (FSA Insured)	1,780	1,999
5% 6/15/30 (FSA Insured)	1,150	1,288
5% 6/15/31 (FSA Insured)	1,000	1,117
Sanger Unified School District 5.6% 8/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405	1,490
Santa Clara Elec. Rev. Series 2011 A, 6% 7/1/31	3,000	3,376
Santa Monica Pub. Fin. Rev. (City Svcs. Bldg. Proj.) Series 2017:
4% 7/1/39	790	841
5% 7/1/36	2,380	2,782
5% 7/1/37	1,780	2,078
Santa Monica-Malibu Unified School District Series 2017 C:
4% 7/1/36	435	465
4% 7/1/37	475	508
4% 7/1/38	450	481
4% 7/1/39	550	587
5% 7/1/30	250	302
5% 7/1/31	350	422
5% 7/1/32	255	307
5% 7/1/33	250	300
5% 7/1/34	315	376
5% 7/1/35	400	476
Santa Rosa Wastewtr. Rev. Series 2002 B:
0% 9/1/20 (AMBAC Insured)	4,030	3,867
0% 9/1/22 (AMBAC Insured)	2,900	2,636
0% 9/1/25 (AMBAC Insured)	6,800	5,644
Shasta Union High School District:
Series 2002, 0% 8/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	779
Series 2003, 0% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,340	2,427
South Orange County Pub. Fin. Auth. Series 2016:
5% 4/1/21	1,000	1,091
5% 4/1/34	2,000	2,297
5% 4/1/36	3,000	3,416
South Orange County Pub. Fing. Auth. Spl. Tax Rev. Series 2014 A:
5% 8/15/23	1,000	1,113
5% 8/15/26	1,975	2,188
5% 8/15/27	700	772
5% 8/15/28	1,000	1,096
Southwestern Cmnty. College District Gen. Oblig. Series 2000, 0% 8/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,495	1,915
Stockton Unified School District Gen. Oblig.:
Series 2012 A:
5% 8/1/24 (FSA Insured)	300	348
5% 8/1/25 (FSA Insured)	750	872
5% 8/1/27 (FSA Insured)	265	303
5% 8/1/28 (FSA Insured)	510	580
5% 8/1/38 (FSA Insured)	2,500	2,790
5% 8/1/42 (FSA Insured)	4,650	5,177
5% 7/1/23 (FSA Insured)	1,270	1,417
5% 7/1/24 (FSA Insured)	1,350	1,504
5% 7/1/25 (FSA Insured)	1,060	1,180
5% 7/1/26 (FSA Insured)	1,110	1,234
5% 7/1/27 (FSA Insured)	1,065	1,183
5% 1/1/29 (FSA Insured)	600	664
Successor Agcy. To The Redev. Agcy. of Pittsburg (Los Medanos Cmnty. Dev. Proj.) Series 2016 A:
5% 9/1/24 (FSA Insured)	2,440	2,830
5% 9/1/25 (FSA Insured)	3,500	4,119
5% 9/1/26 (FSA Insured)	8,000	9,494
5% 9/1/27 (FSA Insured)	4,000	4,698
5% 9/1/28 (FSA Insured)	3,500	4,083
5% 9/1/29 (FSA Insured)	2,000	2,323
Sweetwater Union High School District 5% 9/1/21	4,705	5,157
Torrance Gen. Oblig. Rev. (Torrance Memorial Med. Ctr. Proj.) Series A, 5% 9/1/40	5,780	6,052
Tracy Operating Partnership Joint Powers Auth. Rev. 6.375% 10/1/38 (Assured Guaranty Corp. Insured)	5,000	5,076
Tulare Swr. Rev. Series 2015:
5% 11/15/24 (FSA Insured)	820	956
5% 11/15/25 (FSA Insured)	800	946
5% 11/15/26 (FSA Insured)	965	1,136
5% 11/15/27 (FSA Insured)	1,500	1,766
5% 11/15/28 (FSA Insured)	1,165	1,359
Turlock Irrigation District Rev. Series 2011, 5.5% 1/1/41	10,000	10,769
Union Elementary School District Series A:
0% 9/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	996
0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,995	2,811
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	7,300	8,080
Univ. of California Revs.:
Bonds 1.4%, tender 5/15/21 (a)	3,000	2,938
Series 2009 O, 5.75% 5/15/34 (Pre-Refunded to 5/15/19 @ 100)	9,900	10,301
Series 2017 AV:
5% 5/15/29	2,500	3,034
5% 5/15/34	2,000	2,374
5% 5/15/35	5,000	5,917
Upland Gen. Oblig. Ctfs. of Prtn. (San Antonio Cmnty. Hosp.,CA. Proj.) Series 2017:
4% 1/1/35	1,000	1,022
4% 1/1/36	1,000	1,019
5% 1/1/30	650	745
5% 1/1/31	675	772
5% 1/1/32	700	796
5% 1/1/33	550	623
5% 1/1/34	400	451
Vacaville Unified School District Series 2014 C:
5% 8/1/23 (Build America Mutual Assurance Insured)	930	1,070
5% 8/1/26 (Build America Mutual Assurance Insured)	1,295	1,503
5% 8/1/30	6,710	7,707
Ventura County Pub. Fing. Auth. Series 2013 A:
5% 11/1/24	1,000	1,129
5% 11/1/25	1,000	1,128
5% 11/1/26	1,000	1,127
Walnut Valley Unified School District Series D:
0% 8/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875	1,971
0% 8/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,715	1,786
0% 8/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,315	831
Washington Township Health Care District Gen. Oblig. Series 2013 B:
5% 8/1/43	5,000	5,567
5.5% 8/1/38	1,500	1,749
5.5% 8/1/40	5,000	5,814
Washington Township Health Care District Rev.:
Series 2009 A:
6% 7/1/29	3,000	3,103
6.25% 7/1/39	7,015	7,266
Series 2010 A, 5.5% 7/1/38	3,100	3,280
West Contra Costa Unified School District:
Series 2012 D, 0% 8/1/33 (FSA Insured)	1,675	974
Series 2012, 5% 8/1/32	8,265	9,169
Series 2014 A:
5% 8/1/23	365	420
5% 8/1/25	2,555	2,978
5% 8/1/26	2,550	2,959
5% 8/1/27	1,150	1,331
5% 8/1/28	1,000	1,154
5% 8/1/29	1,675	1,930
Western Riverside County Trust & Wastewtr. Fin. Auth.:
5.5% 9/1/34 (Assured Guaranty Corp. Insured)	1,750	1,827
5.625% 9/1/39 (Assured Guaranty Corp. Insured)	2,250	2,351
Yuba City Unified School District Series A, 0% 9/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,090	1,951

TOTAL CALIFORNIA		1,901,880

Guam - 0.1%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2008, 5.875% 10/1/18 (Escrowed to Maturity)	425	431
Guam Int'l. Arpt. Auth. Rev.:
Series 2013 C, 6.375% 10/1/43 (c)	480	549
Series C, 5% 10/1/21 (c)	1,215	1,267

TOTAL GUAM		2,247

TOTAL MUNICIPAL BONDS
(Cost $1,822,567)		1,904,127

Municipal Notes - 0.3%
California - 0.3%
California Health Facilities Fing. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2006 C, 0.95% 6/7/18, VRDN (a)
(Cost $6,000)	6,000	6,000
TOTAL INVESTMENT IN SECURITIES - 99.0%
(Cost $1,828,567)		1,910,127
NET OTHER ASSETS (LIABILITIES) - 1.0%		19,195
NET ASSETS - 100%		$1,929,322

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,790,000 or 0.5% of net assets.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018